Acquisitions (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Asset Acquisition
The following table summarizes the components of consideration and the preliminary estimated fair value of assets acquired (in thousands):

Consideration Transferred:
Cash consideration	$12,000
Share consideration(1)	19,186
Total consideration	$31,186

Estimated Assets Acquired:
Software technology	$1,976
Trade name	399
Customer relationships	1,762
Goodwill	27,049
Total asset acquired	$31,186

(1)
The fair value of share consideration issued in connection with the Spout acquisition was calculated based on 1,244,258 shares of Class A common stock issued multiplied by the share price on the closing date of $15.42.

Schedule of Business Acquisitions
The following table summarizes the components of consideration and the preliminary estimated fair value of assets acquired (in thousands):

Consideration Transferred:
Cash consideration(1)	$5,000
Share consideration(2)	10,126
Total consideration	$15,126

Estimated Assets Acquired:
Software technology	$249
Trade name	59
Customer relationships	170
Goodwill	14,648
Total asset acquired	$15,126

(1)	Includes holdback of $1.0 million recorded within other current liabilities on the Company’s condensed consolidated balance sheets.
(2)
The fair value of share consideration issued in connection with the TLH acquisition was calculated based on 694,540 shares of Class A common stock issued multiplied by the share price on the closing date of $14.58.